CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Class C Ordinary Shares shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares shares	Ordinary Shares Class C Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock shares	Accumulated Other Comprehensive income/(loss) CNY (¥)	Accumulated Other Comprehensive income/(loss) USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Total Sunlands Technology Group Shareholders' Deficit CNY (¥)	Total Sunlands Technology Group Shareholders' Deficit USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)
Balances at Dec. 31, 2018	¥ (338,983)					¥ 1		¥ 1	¥ 2,391,822			¥ 118,827		¥ (2,849,770)		¥ (339,119)		¥ 136
Balances (in shares) at Dec. 31, 2018 | shares						1,773,301	826,389	4,265,286			45,082
Net loss for the year	(395,165)													(394,817)		(394,817)		(348)
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 14), shares | shares			6,600		(6,600)	6,600		(6,600)
Share repurchase	(30,793)								(30,793)							(30,793)
Share repurchase, shares | shares			(51,895)			(51,895)					51,895
Share-based compensation	2,970								2,970							2,970
Foreign currency translation adjustments	23,608											23,608				23,608
Balances at Dec. 31, 2019	(738,363)					¥ 1		¥ 1	2,363,999			142,435		(3,244,587)		(738,151)		(212)
Balances (in shares) at Dec. 31, 2019 | shares						1,728,006	826,389	4,258,686			96,977
Net loss for the year	(430,988)													(430,542)		(430,542)		(446)
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 14), shares | shares			148,438		(148,438)	148,438		(148,438)
Share repurchase	(26,579)								(26,579)							(26,579)
Share repurchase, shares | shares			(163,884)			(163,884)					163,884
Share-based compensation	29,748								29,748							29,748
Share-based compensation, shares | shares						80,000					(80,000)
Foreign currency translation adjustments	(45,945)											(45,945)				(45,945)
Balances at Dec. 31, 2020	(1,212,127)					¥ 1		¥ 1	2,367,168			96,490		(3,675,129)		(1,211,469)		(658)
Balances (in shares) at Dec. 31, 2020 | shares			1,792,560	826,389	4,110,248	1,792,560	826,389	4,110,248			180,861
Net loss for the year	212,366	$ 33,323												219,056		219,056		(6,690)
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 14), shares | shares			107,318		(107,318)	107,318		(107,318)
Share repurchase	(3,623)								(3,623)							(3,623)
Share repurchase, shares | shares			(60,325)			(60,325)					60,325
Share-based compensation	768								768							768
Foreign currency translation adjustments	(13,958)	(2,190)										(13,958)				(13,958)
Disposal of a subsidiary	2,422																	2,422
Balances at Dec. 31, 2021	¥ (1,014,152)	$ (159,143)				¥ 1		¥ 1	¥ 2,364,313	$ 371,012		¥ 82,532	$ 12,951	¥ (3,456,073)	$ (542,333)	¥ (1,009,226)	$ (158,370)	¥ (4,926)	$ (773)
Balances (in shares) at Dec. 31, 2021 | shares			1,839,553	826,389	4,002,930	1,839,553	826,389	4,002,930			241,186